Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Furniture and fixtures		$ 2,115	$ 2,056
Automobiles and trucks		12,966	13,593
Machinery and equipment		59,190	54,686
Office and computer equipment		8,823	8,259
Building and improvements		22,758	21,978
Property and equipment - at cost, gross		105,852	100,572
Less accumulated depreciation and amortization		45,500	39,904
Property and equipment - excluding land		60,352	60,668
Land		5,359	5,346
Property and equipment - at cost, net	$ 75,853	$ 65,711	$ 66,014